Valuation of derivatives, interest cost from labor obligations and other financial items, net (Tables)	9 Months Ended
Sep. 30, 2023
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Schedule of Valuation of Derivatives and Other Financial Items
For the nine-month periods ended September 30, 2023 and 2022, valuation of derivatives and other financial items was as follows:

	2023		2022
Loss in valuation of derivatives, net	Ps.	(14,583,677)	Ps.	(33,682,405)
Capitalized interest income		998,616		1,149,241
Commissions		(854,342)		(770,028)
Interest cost of labor obligations		(10,373,166)		(9,287,660)
Dividend received		3,884,554		5,433,823
Gain on net monetary positions		12,310,469		9,773,317
Contractual earn-out Verizon		1,345,103		2,298,533
Impairment to accounts receivable – ClaroVTR		(8,238,393)		—
Impairment to investment – ClaroVTR		(4,677,782)		—
TracFone contractual compensation		(647,013)		—
DISH uncollectible allowance		(613,515)		—
Dividend prescription America Movil		—		885,877
Other financial cost (i)		136,422		497,828

Total	Ps.	(21,312,724)	Ps.	(23,701,474)

(i)	Excludes discontinued operations of Chile and Panama (See Note 2b)